DEFERRED REVENUE - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($) oz	Dec. 31, 2019 USD ($) oz
Disclosure of deferred income [Line Items]
Proceeds from gold prepayment	$ 236,000,000.0
Gold bullion option contracts per ounce
Disclosure of deferred income [Line Items]
Floor price (in dollars per ounce)			$ 1,300
Cap price (in dollars per ounce)			1,500
Proceeds from gold prepayment	$ 30,000,000		$ 169,800,000
Sales arrangement, monthly amount of product provided | oz			12,500
Sales arrangement, total amount of product provided | oz	150,000
Purchase arrangement, weighted average cost, percentage per annum	0.0538	0.0445
Purchase arrangement, total amount of product provided | oz		150,000
Purchase arrangement, average forward contract price		$ 1,753
Purchase arrangement, average forward contract price, gold basis | oz		50,000
Purchase arrangement, collar range, minimum		$ 1,700
Purchase arrangement, collar range, maximum		$ 2,100
Purchase arrangement, collar range, gold basis | oz		100,000
Cash prepayment, amount to be paid		$ 236,000,000